Inventory (Tables)	12 Months Ended
Dec. 31, 2011
Inventory Tables [Abstract]
Schedule of Inventory, Noncurrent [Table Text Block]
	December 31,
	2011	2010

	(in millions)
Coal, fuel oil and other raw materials	$444	$272
Spare parts and supplies	341	277
Total	$785	$549